Concentrations and Risks (Tables)	12 Months Ended
Dec. 31, 2022
Revenues | Customer risk
Concentration Risk [Line Items]
Summary of concentration of risk

	For the year ended
	December 31,
Revenues	2020	2021	2022
Customer A	*	*	17%
Customer B	32%	*	*
Customer C	*	*	12%

Accounts receivable | Customer risk
Concentration Risk [Line Items]
Summary of concentration of risk

	As of
	December 31,
Accounts receivable	2021	2022
Customer B	55%	67%

Costs and expenses | Supplier risk
Concentration Risk [Line Items]
Summary of concentration of risk

	For the year ended
	December 31,
Costs and expenses	2020	2021	2022

Supplier D	22%	*	*
* Less than 10%
Cash & cash equivalents, restricted cash and short-term investments | Credit risk
Concentration Risk [Line Items]
Summary of concentration of risk

	For the year ended
	December 31
Cash & cash equivalents, restricted cash and short-term investments	2021	2022
Bank E	81%	74%
Bank F	16%	25%